General and administrative expenses	6 Months Ended
Jun. 30, 2026
General And Administrative Expenses [Line Items]
General and administrative expenses
Note 7
General and administrative expenses
General and administrative expenses
Year-to-date
USD m 30.6.26 30.6.25
Outsourcing costs 233 384
Technology costs 407 499
Consulting, legal and audit fees 337 540
Real estate and logistics costs 365 439
Market data services 279 302
Marketing and communication 143 164
Travel and entertainment 144 145
Litigation, regulatory and similar matters
1
255 359
Other 5,558 5,474
2
of which: shared services costs charged by UBS Group AG or its subsidiaries 5,032 4,769
Total general and administrative expenses 7,724 8,305
1 Reflects the
net increase /
(decrease) in provisions
for litigation, regulatory
and similar matters
recognized in the
income statement, as
well as recoveries
from third parties
or other UBS
Group entities.
Refer to
Note 15b for more information.
2 Includes a USD
180
m expense related
to the payment to
Swisscard for the
sale of the Credit
Suisse card portfolios
to UBS AG.
Refer to “Note
28 Changes in organization
and
acquisitions and disposals of subsidiaries and businesses” in the “Consolidated financial statements” section of the UBS AG Annual
Report 2025 for more information.